Loans from banks and other financial institutions	12 Months Ended
Dec. 31, 2024
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Abstract]
Loans from banks and other financial institutions
Note 13 - Loans from banks and other financial institutions

	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2024	2023	2024	2023	2024	2023
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Credit from banks (1)	90,000	-	-	-	90,000	-
Loans from banks and other financial institutions for project financing (2)	122,246	324,666	1,879,758	1,586,774	2,002,004	1,911,440
Loans from banks for corporate financing (3)	-	-	116,379	116,151	116,379	116,151

Total credit	212,246	324,666	1,996,137	1,702,925	2,208,383	2,027,591
(1)	The Credit from banks as of December 31, 2024, are part of short-term credit facilities totaling USD 350 million.
As of the approval date of the Financial Statements, none of the facilities are in use.

(2)	Loans from banks and other financial institutions for project financing

			Balance of the loan as of December 31,
Project name	Original loan currency	Date financing provided	2024	2023	Interest rate and Indexation (*)	Maturity
			USD in million
Medium rooftops(***)	NIS	January 2019	-	3	2.2%, CPI-linked	2034
Sunlight 1 (***)	NIS	March 2018	-	22	2.6%-3%, CPI-linked	2040
Sunlight 2 and Dekel (***)	NIS	December 2019	-	13	1.8%-2.4%, CPI-linked	2041
Halutziot	NIS	December 2020	144	152	0.88%, CPI-linked	2035
Halutziot 1 upgrade	NIS	September 2022	18	19	3.22%, CPI-linked	2035
Halutziot 2	NIS	September 2022	30	30	3.32%, CPI-linked	2045
Mivtachim and Talmei Bilu	NIS	December 2020	76	83	0.77%, CPI-linked	2033
Kramim and Idan	NIS	December 2020	24	26	0.8%, CPI-linked	2034
Emek HaBacha	NIS	November 2018	158	161	2.41%, CPI-linked	2040
Solar and Storage projects in Israel	NIS	December 2023	208	141	Base interest (**) plus a margin of 2.6%	2031
Ruach Beresheet	NIS	July 2020	303	306	2.14% ,CPI-linked	2042
Tullynamoyle	EUR	August 2020	10	12	90% of the loan - 3.47% 10% of the loan - 3M Euribor plus 2%	2032
Lukovac	EUR	December 2020	34	41	84% of the loan - 3.5%-3.75% 16% of the loan - 3M Euribor plus 3%-3.5%	2032
EWK	EUR	December 2017	78	93	60% of the loan – 2.3% 29% of the loan - 3.95% 11% of the loan – 4.65%-4.83%	2030
Picasso	EUR	January 2020	71	81	Until 2029 – 1.58% Until 2039 – 2.33%	2039
SOWI	EUR	January 2020	86	99	49% of the loan – 1.91% 32% of the loan – 4.06% 1% of the loan – 4.46% 18% of the loan – 6M Euribor plus 4%	2033
Gecama	EUR	June 2020	145	164	90% of the loan – 2.65%-3.15% 10% of the loan - 6M Euribor plus 2.5%-3%.	2039
Björnberget	EUR	May 2021	199	219	79% of the loan – 2.28% 21% of the loan - 6M Euribor plus 1.75%.	2041
Attila	HUF	January 2019	28	34	70% of the loan – 6.3%. 30% of the loan – 4.05%.	2036
Raaba Flow and Raaba ACDC (2)	EUR	March 2024	35	-	70% of the loan – 6.1% 30% of the loan - 3M Euribor plus 3.15%-3.25%.	2033
PUPIN (1)	EUR	March 2024	67	-	70% of the loan – 6.3% 30% of the loan - 3M Euribor plus 3.3%.	2040
Atrisco PV (3)	USD	December 2023	115	212	5.4%-5.9%	2049
Atrisco BESS (3)	USD	December 2023	174	-	5.6%-5.9%.	2044

(*) The interest rates in the table above include the impact of Interest Rate Swap (IRS) instruments hedging variable interest rates.

(**) Base interest rate - The interest rate of government debentures with the same average lifetime, determined on the withdrawal date.

(***) At the end of 2024, the Company reclassified a cluster of PV + Storage projects in Israel to disposal group held for sale according to the Company’s intention of selling the projects, for additional information please see Note 7.

Financial covenants:

The loan agreements include specific financial covenants and collateral requirements, such as, inter alia, charges on the project entity’s assets, cash flow rights, land rights, and collateral provided by the project contractors.

As of December 31,2024, the Company is in compliance with all of the financial covenants in accordance with the facilities agreements.

(1)
Pupin windfarm Financing Agreement:

In March, 2024, the Company completed financial closure for the financing of Pupin windfarm project in Serbia with The European Bank for Reconstruction and Development (EBRD), together with Erste Group Bank AG and its local bank Erste Bank a.d. Novi Sad (Erste). The total loan amounting to EURO 91.4 million (approximately USD 101 million) will be provided by EBRD and Erste in parallel loans of EURO 45.7 each, including the associated debt service reserve facilities.

The following are the main terms of the project financing agreement:

•	Loan Period - Construction period + 14.5 years from operation.

•
Interest - The interest on the loan includes a margin of 3.3% above the base interest rate set for the loan, which is the 3-month Euribor rate. The company hedged approximately 70% of the total base interest rate commitment through an Interest Rate Swap (IRS) contract for a period of 15.5 years. The interest rate after fixing the Euribor interest rate is (fixed base + margin) 6.3%.

•	Repayment Schedule - Quarterly repayments, sculpted repayment schedule.

•
Main Events for Immediate Repayment - The loan is subject to immediate repayment in cases of severe breaches that have been set, mainly: late payment; breach of material representations or commitments; insolvency; failure to obtain or cancellation of required permits for the projects; an event that materially affects the projects and the debt.

•	Main Collateral - As is customary in project financing (first ranking pledge of shares, moveable assets, immovable assets (mortgages) receivables and accounts, land easements and leases (conditional).

•	ADSCR for default – 1.05

•	ADSCR for distribution – 1.15.

(2)
Raaba Flow and Raaba ACDC Financing Agreements:

In March , 2024, the Company completed financial closure for the financing of Raaba Flow and Raaba ACDC projects in Hungary with Raiffeisen Bank ZRT and Raiffeisen Bank International AG. The loan amount is approximately EUR 11.7 million to Raaba ACDC project (“Facility  A”) and EUR 25.9 million to Raaba Flow  (Tapolca) project (“Facility B”).

The following are the main terms of the project financing agreement:

•	Loan Period - Until February 28, 2034 with balloon repayment of 27.9% Facility A and 40.9% of Facility B at the maturity date respectively.

•
Interest - The interest on the loan includes a margin of 3.15% for Raaba ACDC and 3.25% for Raaba Flow above the base interest rate set for the loan, which is the 3-month EURIBOR rate. The company hedged approximately 70% of the total base interest rate commitment through an Interest Rate Swap (IRS) contract until maturity date. The interest rate after fixing the 3 months EURIBOR interest rate is 2.908% for Raaba ACDC and 2.809% for Raaba Flow.

•	Repayment Schedule – Semi-annual repayments with quarterly interest payment, commencement of repayment in June, 2024 for Facility A and June, 2025 for Facility B, the repayment schedule is sculpted.

•
Main Events for Immediate Repayment - The loan is subject to immediate repayment in cases of severe breaches that have been set, mainly: late payment; breach of material representations or commitments; insolvency; failure to obtain or cancellation of required permits for the projects; an event that materially affects the projects and the debt.

•
Main Collateral - As is customary in project financing (pledges over accounts, receivables, real estate (mortgages), movable assets and quota, and so on). The financing of the two projects is carried out under one agreement and examined on a stand alone consolidated basis.

•	The company provided cost overrun and currency exchange fluctuations guarantee the amount of approximately 5% of the project cost.

•	ADSCR for default – 1.10 for combined facilities.

•	ADSCR for distribution – 1.10 for Facility A and 1.20 for Facility B.

(3)
Atrisco PV + Storage

During December 2023, the Company entered into a definitive construction facility agreement with a consortium of lenders led by HSBC Securities (USA) Inc. The facility totaling USD 300 million has been used to finance the construction of Atrisco Solar. The financing was comprised of USD 107 million term loan and tax equity financing of USD 198 million provided by Bank of America, N.A. Both loans have been refinanced on December 2024. The term loan is structured as a 5-year mini term with a 23-year underlying amortization profile and is subject to an interest rate range of 5.4%-5.9%.

In July 2024 the Company, through its subsidiary, Clenera Holdings LLC, entered into a loan agreement with a consortium of eight leading global banks led by HSBC, totaling USD 401 million to finance the construction of Atrisco Energy Storage. The loan will convert into a USD 185 million term loan from the same group of lenders and tax equity financing of USD 217 million provided by U.S. Bancorp Impact Finance upon the project’s COD. The term loan is structured with a 20-year underlying amortization profile with a 5-year mini perm, and is subject to an all-in interest rate (fixed base + margin) of 5.6% to 5.9%.

(3)
Loans from banks for corporate financing

The receipt of credit facilities from Israeli banks in a cumulative scope of NIS 400 million

On July 6, 2021, the Company signed agreements with Bank Hapoalim Ltd. and Bank Leumi Le-Israel Ltd. (the “Lenders”), for the provision of credit facilities to the Company for an aggregate principal amount of NIS 250 million and NIS 150 million, respectively that can be executed by NIS or USD according to the Company decision. The credit facilities are intended to finance the Company’s business activities, including investments in the Company’s projects.

On December 22, 2022 the Company drew upon the credit facility from Bank Leumi Le-Israel Ltd. in USD currency in the amount of approximately USD 43 million.

On January 2023, the Company drew upon the second credit facility from Bank Hapoalim Ltd. in the amount of approximately USD 74 million

The interest rate is 2.0%-2.2% above the SOFR 3 month US Dollar interest rate and is paid on a quarterly basis. The principal of the loans will be repaid in one payment after 60 months from the day of the withdrawn.

The company has undertaken several conditions and financial covenants, as defined in the loans agreement. As of December 31,2024, the Company is in compliance with all of them.